TAXES - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
TAXES.
Current income taxes	$ 301,320	$ 951,403	$ 984,785
Deferred income taxes	(46,187)	(86,495)	48,655
Total	$ 255,133	$ 864,908	$ 1,033,440